Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pro Forma Information [Line Items]
Interest income	$ 37,572	$ 33,720
Net income	$ 7,177	$ 5,765